LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of operating lease expense

	December 31,
	2021	2020
Lease expense	$10,729	$9,331

Schedule of additional balance sheet information related to leases

	December 31,
	2021
Operating lease right-of-use asset	$12,943

Operating leases within other payables	9,290
Operating leases within other long-term liabilities	4,061
Total operating leases	13,351

ROU assets obtained in exchange for new lease liabilities during the year ended December 31, 2021	3,188

Weighted average lease term – operating leases	1.62	years
Weighted average discount rate – operating leases	1.51%

Schedule of minimum lease commitments due as of the year ended under non-cancelable operating leases

As of December 31, 2021
2022	$9,406
2023	3,218
2024	788
2025	84
2026 – thereafter	—
Total	13,496
Less present value discount	(145)
Lease liability	$13,351

As of December 31, 2020
2021	$10,160
2022	8,208
2023	2,678
2024	858
2025 - thereafter	108
Lease liability	$22,012